Cover Page	Apr. 29, 2020
Entity Information [Line Items]
Document Type	8-K
Document Period End Date	Apr. 29, 2020
Entity Registrant Name	PLURALSIGHT, INC.
Entity Incorporation, State or Country Code	DE
Entity File Number	001-38498
Entity Tax Identification Number	82-3605465
Entity Address, Address Line One	182 North Union Avenue
Entity Address, City or Town	Farmington
Entity Address, State or Province	UT
Entity Address, Postal Zip Code	84025
City Area Code	801
Local Phone Number	784-9007
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Class A Common Stock, $0.0001, par value per share
Trading Symbol	PS
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false
Amendment Flag	false
Entity Central Index Key	0001725579